Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Total	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Consultants [Member]	Underwriters [Member]	Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Consultants [Member]	Preferred Stock [Member] Underwriters [Member]	Legacy Semnur Common Stock [Member]	Legacy Semnur Common Stock [Member] Previously Reported [Member]	Legacy Semnur Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Legacy Semnur Common Stock [Member] Consultants [Member]	Legacy Semnur Common Stock [Member] Underwriters [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member] Consultants [Member]	Common Stock [Member] Underwriters [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member] Consultants [Member]	Additional Paid-in Capital [Member] Underwriters [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member] Consultants [Member]	Accumulated Deficit [Member] Underwriters [Member]
Balance (in Shares) at Dec. 31, 2022												160,000,000	(160,000,000)			200,000,000	0	200,000,000
Balance at Dec. 31, 2022	$ (34,833)	$ (34,833)	$ 0								$ 0	$ 2	$ (2)			$ 20	$ 0	$ 20			$ 72,580	$ 72,598	$ (18)			$ (107,433)	$ (107,433)	$ 0
Net loss	(3,261)										0					$ 0					0					(3,261)
Balance (in Shares) at Dec. 31, 2023												160,000,000	(160,000,000)			200,000,000		200,000,000
Balance at Dec. 31, 2023	(38,094)	(38,094)	0								0	$ 2	$ (2)			$ 20	0	$ 20			72,580	72,598	(18)			(110,694)	(110,694)	0
Net loss	(1,506)										0					$ 0					0					(1,506)
Balance (in Shares) at Mar. 31, 2024																200,000,000
Balance at Mar. 31, 2024	(39,600)										0					$ 20					72,580					(112,200)
Balance (in Shares) at Dec. 31, 2023												160,000,000	(160,000,000)			200,000,000		200,000,000
Balance at Dec. 31, 2023	(38,094)	(38,094)	0								0	$ 2	$ (2)			$ 20	0	$ 20			72,580	72,598	(18)			(110,694)	(110,694)	0
Net loss	(3,914)
Balance (in Shares) at Sep. 30, 2024																200,000,000
Balance at Sep. 30, 2024	(42,008)										0					$ 20					72,580					(114,608)
Balance (in Shares) at Dec. 31, 2023												160,000,000	(160,000,000)			200,000,000		200,000,000
Balance at Dec. 31, 2023	(38,094)	(38,094)	0								0	$ 2	$ (2)			$ 20	0	$ 20			72,580	72,598	(18)			(110,694)	(110,694)	0
Net loss	(4,690)										0					$ 0					0					(4,690)
Balance (in Shares) at Dec. 31, 2024												160,000,000	(160,000,000)			200,000,000		200,000,000
Balance at Dec. 31, 2024	(42,784)	(42,784)	0			$ 0	$ 0	$ 0			0	$ 2	$ (2)			$ 20	0	$ 20			72,580	72,598	(18)			(115,384)	(115,384)	0
Balance (in Shares) at Mar. 31, 2024																200,000,000
Balance at Mar. 31, 2024	(39,600)										0					$ 20					72,580					(112,200)
Net loss	(1,110)										0					$ 0					0					(1,110)
Balance (in Shares) at Jun. 30, 2024																200,000,000
Balance at Jun. 30, 2024	(40,710)										0					$ 20					72,580					(113,310)
Net loss	(1,298)										0					$ 0					0					(1,298)
Balance (in Shares) at Sep. 30, 2024																200,000,000
Balance at Sep. 30, 2024	(42,008)										0					$ 20					72,580					(114,608)
Balance (in Shares) at Dec. 31, 2024												160,000,000	(160,000,000)			200,000,000		200,000,000
Balance at Dec. 31, 2024	(42,784)	(42,784)	0			0	0	0			0	$ 2	$ (2)			$ 20	0	$ 20			72,580	72,598	(18)			(115,384)	(115,384)	0
Net loss	(665)					0					0					$ 0					0					(665)
Balance (in Shares) at Mar. 31, 2025																200,000,000
Balance at Mar. 31, 2025	(43,449)					0					0					$ 20					72,580					(116,049)
Balance (in Shares) at Dec. 31, 2024												160,000,000	(160,000,000)			200,000,000		200,000,000
Balance at Dec. 31, 2024	(42,784)	$ (42,784)	$ 0			$ 0	$ 0	$ 0			0	$ 2	$ (2)			$ 20	$ 0	$ 20			72,580	$ 72,598	$ (18)			(115,384)	$ (115,384)	$ 0
Net loss	(154,258)
Balance (in Shares) at Sep. 30, 2025						5,423,606										229,740,978
Balance at Sep. 30, 2025	(14,593)					$ 1					0					$ 23					255,025					(269,642)
Balance (in Shares) at Mar. 31, 2025																200,000,000
Balance at Mar. 31, 2025	(43,449)					0					0					$ 20					72,580					(116,049)
Net loss	(999)					0					0					$ 0					0					(999)
Balance (in Shares) at Jun. 30, 2025																200,000,000
Balance at Jun. 30, 2025	(44,448)					$ 0					0					$ 20					72,580					(117,048)
Issuance of Shares (in Shares)						5,423,606										542,361
Issuance of Shares	54,236					$ 1					0					$ 0					54,235					0
Shares issued, Acquisitions (in Shares)																2,598,617
Shares issued, Acquisitions	(12,788)					0					0					$ 0					(12,788)					0
Shares issued for Services (in Shares)																			26,500,000	100,000
Shares issued for Services				$ 140,001	$ 1,000				$ 0	$ 0				$ 0	$ 0				$ 3	$ 0				$ 139,998	$ 1,000				$ 0	$ 0
Net loss	(152,594)					$ 0					0					$ 0					0					(152,594)
Balance (in Shares) at Sep. 30, 2025						5,423,606										229,740,978
Balance at Sep. 30, 2025	$ (14,593)					$ 1					$ 0					$ 23					$ 255,025					$ (269,642)